Secured Investor Certificates (Details Narrative) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Renewals Secured Investor Certificates	$ 174,000	$ 356,000	$ 989,000